Goldman Sachs JUST US Large Cap Equity ETF Average Annual Total Returns		12 Months Ended	60 Months Ended	79 Months Ended
	Aug. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
JUST U.S. Large Cap Diversified Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		24.03%	14.24%	13.72%
Russell 1000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		24.44%	14.26%	13.72%
Goldman Sachs JUST U.S. Large Cap Equity ETF
Prospectus [Line Items]
Average Annual Return, Percent		23.69%	13.97%	13.47%
Performance Inception Date	Jun. 07, 2018
Goldman Sachs JUST U.S. Large Cap Equity ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		23.36%	13.59%	13.43%
Goldman Sachs JUST U.S. Large Cap Equity ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		14.25%	11.14%	11.19%